CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Statutory And Other Reserves [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total Nocera Stockholders Equity [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 12,354		$ 271,915	$ 191,219	$ 339,203	$ (81,350)	$ 733,341	$ 29,072	$ 762,413
Beginning balance, shares at Dec. 31, 2019	12,354,200
Consultancy services settled by equities									0
Termination of VIE agreements with GZWFH	$ (4,750)						(4,750)	(21,868)	(26,618)
Termination of VIE agreements with GZWFH, shares	(4,750,000)
Foreign currency translation Adjustments						31,580	31,580	(499)	31,081
Issuance of new shares	$ 1,528		2,154,472				2,156,000		2,156,000
Issuance of new shares, shares	1,527,586
Share-based compensation			266,586				266,586		266,586
Net loss					(632,365)		(632,365)	(6,705)	(639,070)
Ending balance, value at Dec. 31, 2020	$ 9,132		2,692,973	191,219	(293,162)	(49,770)	2,550,392		2,550,392
Ending balance, shares at Dec. 31, 2020	9,131,786
Common stock and warrant issuance	$ 48		2,832				2,880		2,880
Common stock and warrant issuance, shares	48,000
Preferred stock and warrant issuance		$ 80	29,520				29,600		29,600
Preferred stock and warrant issuance, shares		80,000
Changes in fair value of warranty liabilities			(24,800)				(24,800)		(24,800)
Issuance of new shares upon private placement	$ 836		2,089,164				2,090,000		2,090,000
Issuance of new shares upon private placement, shares	836,000
Consultancy services settled by equities	$ 505		3,044,645				3,045,150		3,045,150
Consultancy services settled by equities, shares	505,000
Foreign currency translation Adjustments						63,676	63,676		63,676
Preferred stock dividend					(6,312)		(6,312)		(6,312)
Share-based compensation	$ 86		6,638,371				6,638,457		6,638,457
Share based compensation, shares	86,364
Net loss					(9,619,079)		(9,619,079)		(9,619,079)
Ending balance, value at Dec. 31, 2021	$ 10,607	$ 80	$ 14,472,705	$ 191,219	$ (9,918,553)	$ 13,906	$ 4,769,964		$ 4,769,964
Ending balance, shares at Dec. 31, 2021	10,607,150	80,000